Schedule of Estimate the Fair Value of the Corporate Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Discount rate	9.39%	9.92%